UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2013–June 30, 2014

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21609
Reporting Period: 07/01/2013 - 06/30/2014
Western Asset Variable Rate Strategic Fund Inc.

=============== Western Asset Variable Rate Strategic Fund Inc. ================

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 01, 2014   Meeting Type: Annual
Record Date:  MAR 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  Election of Directors-JEFFREY C.        For       For          Management
      BLOOMBERG
1..2  Election of Directors-JAMES B. HIRSHORN For       For          Management
1..3  Election of Directors-CHRIS A. MCWILTON For       For          Management
2.    14A Executive Compensation              For       For          Management
3.    Ratify Appointment of Independent       For       For          Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller Chairman, President and Chief Executive Officer

Date	August 8, 2014